INCOME TAXES: (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES:
Schedule of income (loss) from continuing operations before income taxes
	YearEndedDecember31,
($inmillions)	2011	2010	2009
United States	$38.8	$(19.0)	$(80.3)
Foreign	417.3	223.5	90.5
	$456.1	$204.5	$10.2

Schedule of (benefit) provision for taxes on income (loss)

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Current income tax expense:
Federal	$0.3	$(3.8)	$0.1
State	0.5	(0.8)	0.3
Foreign	97.3	41.2	29.7
	98.1	36.6	30.1
Deferred income tax expense:
Federal	0.6	(66.7)	6.2
State	(0.6)	(3.2)	0.2
Foreign	26.3	16.7	(18.6)
	26.3	(53.2)	(12.2)
Allocation from discontinued operations:
Federal	-	(7.3)	(6.5)
State	-	(0.3)	(0.3)
	-	(7.6)	(6.8)
Allocation from other comprehensive income:
Federal	-	(0.4)	(1.4)
Total provision (benefit) for taxes	$124.4	$(24.6)	$9.7

Schedule of tax effects of the major items recorded as deferred tax assets and liabilities

	December31,
($inmillions)	2011	2010
Current deferred income tax assets, net:
Allowance for doubtful accounts	$0.8	$0.6
Restructuring	0.8	0.7
Derivative instruments	0.1	6.6
Other current reserves and accruals	8.3	9.5
Tax loss carryforwards and credits	-	77.0
Valuation allowance	(3.6)	(14.4)
Total current deferred income tax assets, net	6.4	80.0
Noncurrent deferred income tax assets:
Investment basis difference	70.8	52.2
Pension and postretirement benefits	71.2	56.1
Tax loss carryforwards and credits	160.5	86.8
Other noncurrent reserves and accruals	26.3	21.1
Foreign exchange on debt	9.3	13.2
Derivative instruments	0.7	0.3
Other	0.3	0.3
Valuation allowance	(178.2)	(66.7)
Total noncurrent deferred income tax assets	160.9	163.3
Noncurrent deferred income tax liabilities:
Goodwill and other intangibles	(96.4)	(93.3)
Property, plant and equipment	(131.7)	(129.5)
Total noncurrent deferred income tax liabilities	(228.1)	(222.8)
Net deferred income tax liability	$(60.8)	$20.5

Schedule of reconciliations of the U.S statutory income tax rate to the effective tax rate

	YearEndedDecember31,
	2011	2010	2009
Federal statutory rate	35.0%	35.0%	35.0%
State taxes, net of federal effect	-	(1.4)	1.4
Foreign/U.S. tax differential	(5.5)	(14.8)	(114.5)
Goodwill	(0.8)	(1.4)	3.3
Capital loss	(19.3)	-	-
Basis difference	(3.9)	-	-
Increase (decrease) in valuation allowance	22.2	(26.4)	383.9
Debt instruments	-	4.0	(145.1)
Allocation from discontinued operations/OCI	-	(3.8)	(77.6)
Noncontrolling interest	0.3	1.1	3.7
Foreign tax rate increases	0.3	0.2	1.2
Other	(1.0)	(4.5)	3.8
Effective tax rate	27.3%	(12.0)%	95.1%

Schedule of activity in the valuation allowance

	YearEndedDecember31,
($inmillions)	2011	2010	2009
Balance, January1	$81.1	$140.5	$92.7
Increase (decrease) as reflected in income tax expense	97.7	(59.6)	34.0
Other	3.0	0.2	13.8
Balance, December31	$181.8	$81.1	$140.5

Schedule of reconciliation of beginning and ending balances of the total amounts of unrecognized tax benefits, which excludes interest and penalties

($inmillions)	2011	2010	2009
Unrecognized tax benefits at January1	$25.5	$39.1	$40.9
Increases in tax positions for prior years	1.6	1.4	0.9
Decreases in tax positions for prior years	(0.1)	(1.9)	(1.7)
Increases in tax positions for the current year	6.3	1.3	0.8
Decreases due to settlements with taxing authorities	(1.2)	(9.8)	(0.5)
Lapse in statute of limitations	(1.7)	(3.0)	(1.9)
Foreign exchange	(0.3)	(1.6)	0.6
Unrecognized tax benefits at December31	$30.1	$25.5	$39.1